Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Current:
Hong Kong	928,973	348,835	—	—
The UK	388,288	—	310,430	39,883

Deferred:
Hong Kong	7,876	(206,806)	134,213	17,244
The UK	—	943,880	1,001,988	128,736
Total provision for income taxes	1,325,137	1,085,909	1,446,631	185,863

Schedule of Reconciles Cayman Islands Statutory Rates

The following table reconciles Hong Kong statutory rates to the effective tax rate:

	For the years ended December 31,
	2023		2024		2025
	HKD		HKD		HKD	US$
Income before tax	5,739,870		9,149,240		1,778,310	228,478
Income tax rate in the Cayman Islands, permanent tax holiday	—	—	—	—	—	—	—
Hong Kong statutory income tax rate	947,079	16.5%	1,509,625	16.5%	293,421	37,699	16.5%
Effect of different tax rates	120,537	2.1%	1,383,890	15.1%	699,819	89,912	39.4%
Income not taxable (a)	—	—	(4,219)	—	(367,658)	(47,237)	(20.7)%
Expense not deductible	401,791	7.0%	164,216	1.8%	18,259	2,346	1.0%
Temporary not recognized	22,959	0.4%	52,472	0.6%	1,921,169	246,832	108.0%
Utilization of tax loss	—	—	(1,849,075)	(20.2)%	(1,621,122)	(208,282)	(91.2)%
Under provision of tax in prior years	—	—	—	—	502,743	64,593	28.3%
Tax concession	(167,229)	(2.9)%	(171,000)	(1.9)%	—	—	—
Effective tax rate	1,325,137	23.1%	1,085,909	11.9%	1,446,631	185,863	81.3%

(a)	The amount for the year ended December 31, 2025 is fully represented to reversal of expected credit losses of HKD2,228,229.

Schedule of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) as of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Deferred tax assets:
Tax loss	2,456,246	1,173,027	150,711
Allowance for expected credit losses	440,251	72,592	9,327
Total deferred tax assets	2,896,497	1,245,619	160,038
Valuation allowance	(2,689,691)	(1,173,027)	(150,711)
Deferred tax assets, net of valuation allowance	206,806	72,592	9,327

Deferred tax liabilities:
Depreciation	(920,142)	(2,014,423)	(258,813)
Total deferred tax liabilities	(920,142)	(2,014,423)	(258,813)